RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 20 - RELATED PARTY TRANSACTIONS

The transactions we have with related parties are compensation arrangements for both current compensation, share based compensation and compensation under options for our officers and directors. We also paid service fees to two corporations controlled by two of our officers.

Executive officers and directors participate in the Corporation’s stock option plan. Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

In Thousands of US Dollars
Description	2020	2019	2018
Salaries	$–	$–	$–
Short-term employee benefits	2	2	13
Stock-based compensation	1,404	2,998	3,814
Total	$1,406	$3,000	$3,827

Total honorariums earned by the independent directors of the Corporation for participation in Board and Committee meetings were $26,000, $0 and $13,500 for the years ended December 31, 2020, 2019 and 2018, respectively.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $535,000, $480,000 and $442,500 for the years ended December 31, 2020, 2019 and 2018, respectively.

Our Corporate Legal Counsel receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for professional services rendered to a corporation controlled by him. Amounts paid under this arrangement were $324,767, $289,992 and $223,372 for the years ended December 31, 2020, 2019 and 2018, respectively.

The above honorariums payment to directors and professional service fee paid to officers’ related party are part of the company’s G&A expense.